Fees Summary	Mar. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,417,280,145.45
Previously Paid Amount	135,390.55
Total Fee Amount	480,640.55
Net Fee	$ 345,250.00